Inventories - Schedule of Inventories (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Inventories [Abstract]
Other consumables	R 5,742	R 3,830
Total inventories	R 5,742	R 3,830